Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net loss	$ 107,385	$ (378,220)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,040
Amortization of operating lease right of use asset	(32,108)
Changes in assets and liabilities:
Inventories	4,946
Other receivable	(9,443)
Operating lease liability	32,108
Accounts payable	1,426,169
Interest expense accrued for related party	4,528
Net cash provided by (used in) operating activities from continuing operations	1,534,625	(378,220)
Net cash used in operating activities from discontinued operations	57,823	167,659
Net cash provided by (used in) operating activities	1,592,448	(210,561)
Cash flows from investing activities
Purchase of property and equipment	(1,541,551)
Net cash used in investing activities from continuing operations	(1,541,551)
Net cash provided by investing activities from discontinued operations	4,420	981
Net cash provided by (used in) investing activities	(1,537,131)	981
Cash flows from financing activities
Proceeds from (repayment to ) related party	(4,528)	280,325
Net cash provided by (used in) financing activities from continuing operations	(4,528)	280,325
Net cash used in financing activities from discontinued operations	(75,710)	(41,508)
Net cash provided by(used in) financing activities	(80,238)	238,817
Effect on changes in foreign exchange rate	27,354	(111,065)
Net increase in cash, and cash equivalents	2,433	(81,828)
Cash, and cash equivalents, beginning of period	14,541	101,164
Cash, and cash equivalents, end of period	16,974	19,336
Less:Cash from discontinued operation	63	11,135
Cash from continued operation, end of period	16,911	8,201
Supplemental cash flow information
Cash paid for interest
Cash paid for income taxes